Changes in Accounting Policies (IFRS 15) - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2018
Disclosure of initial application of standards or interpretations [line items]
Equity	¥ 746,786	¥ 701,643
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of initial application of standards or interpretations [line items]
Equity			¥ 8,896
Increase (decrease) due to application of IFRS 9 [member]
Disclosure of initial application of standards or interpretations [line items]
Equity			¥ 2,365